N-4	Jun. 10, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln National Variable Annuity Account H
Entity Central Index Key	0000847552
Entity Investment Company Type	N-4
Document Period End Date	Jun. 10, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

The following line items are added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital appreciation.	American Funds® IS U.S. Small and Mid Cap Equity Fund – Class 4 advised by Capital Research and Management Company	1.04%[1]	N/A	N/A	N/A
Long-term capital appreciation.	LVIP American Funds Vanguard Active Passive Growth Fund – Service Class advised by Lincoln Financial Investments Corporation	0.98%	N/A	N/A	N/A

[1]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

American Legacy Shareholder's Advantage - A share (2018) [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following line items are added to Appendix A – Funds Available Under the Contract:
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital appreciation.	American Funds® IS U.S. Small and Mid Cap Equity Fund – Class 4 advised by Capital Research and Management Company	1.04%[1]	N/A	N/A	N/A
Long-term capital appreciation.	LVIP American Funds Vanguard Active Passive Growth Fund – Service Class advised by Lincoln Financial Investments Corporation	0.98%	N/A	N/A	N/A

[1]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.
Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]

Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective on or about June 16, 2025, and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

American Legacy Shareholder's Advantage - A share (2018) [Member] | American Funds® IS U.S. Small and Mid Cap Equity Fund – Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	American Funds® IS U.S. Small and Mid Cap Equity Fund – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.04%	[1]
American Legacy Shareholder's Advantage - A share (2018) [Member] | LVIP American Funds Vanguard Active Passive Growth Fund – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP American Funds Vanguard Active Passive Growth Fund – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.98%

[1]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.